SHARE CAPITAL (Summary of Awards Outstanding and Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 5.24
Outstanding	548,047
Weighted average exercise price	$ 0.97
Exercisable	393,047
Weighted average exercise price	$ 1.27
Stock Options [Member] | Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 0.20
Outstanding	445,997
Weighted average remaining contractual life	6 years 8 months 27 days
Weighted average exercise price	$ 0.15
Aggregate intrinsic value
Exercisable	290,997
Weighted average exercise price	$ 0.13
Aggregate intrinsic value
Stock Options [Member] | Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 4.12
Range of exercise price, upper limit	$ 4.64
Outstanding	42,400
Weighted average remaining contractual life	3 years 11 months 9 days
Weighted average exercise price	$ 4.44
Aggregate intrinsic value
Exercisable	42,400
Weighted average exercise price	$ 4.44
Aggregate intrinsic value
Stock Options [Member] | Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 5.00
Range of exercise price, upper limit	$ 5.24
Outstanding	45,200
Weighted average remaining contractual life	2 years 29 days
Weighted average exercise price	$ 5.10
Aggregate intrinsic value
Exercisable	45,200
Weighted average exercise price	$ 5.10
Aggregate intrinsic value
Stock Options [Member] | Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 2.47
Range of exercise price, upper limit	$ 3.38
Outstanding	14,450
Weighted average remaining contractual life	1 year 2 months 27 days
Weighted average exercise price	$ 3.06
Aggregate intrinsic value
Exercisable	14,450
Weighted average exercise price	$ 3.06
Aggregate intrinsic value
Warrants [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 4.85
Outstanding	3,674,507
Weighted average exercise price	$ 0.13
Warrants [Member] | Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.00
Range of exercise price, upper limit	$ 0.00
Outstanding	2,959,661
Weighted average remaining contractual life	2 months 23 days
Weighted average exercise price	$ 0.00
Aggregate intrinsic value	266
Warrants [Member] | Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 2.50
Range of exercise price, upper limit	$ 3.53
Outstanding	20,000
Weighted average remaining contractual life	4 months 17 days
Weighted average exercise price	$ 3.38
Aggregate intrinsic value
Warrants [Member] | Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 4.42
Range of exercise price, upper limit	$ 4.85
Outstanding	61,000
Weighted average remaining contractual life	1 year 26 days
Weighted average exercise price	$ 4.72
Aggregate intrinsic value
Warrants [Member] | Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise price, lower limit	$ 0.15
Range of exercise price, upper limit	$ 0.65
Outstanding	633,846
Weighted average remaining contractual life	2 years 18 days
Weighted average exercise price	$ 0.21
Aggregate intrinsic value